DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Total Services Revenues
Fair value of derivative instrument	$ 5,817,119	$ 9,827,723
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	30,557	40,817
Convertible Promissory Notes
Fair value of derivative instrument	$ 5,786,562	$ 9,786,906